Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 20 - Income Taxes

A.	Tax under various laws

Camtek and its subsidiaries are each assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country tax residence.

B.	Details regarding the tax environment of the Israeli companies

(1)
Corporate tax rate

The standard tax rate in Israel for the years 2021-2023 is 23%.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the reduced tax rate under the Law for the Encouragement of Capital Investment discussed below.

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”)

(a)
Amendment to the Law for the Encouragement of Capital Investments – 1959

The Company filed a notice to the Israeli Tax Authorities regarding the implementation of the preferred enterprise to its preferred income. As the Company is located in Development Area A, the applied corporate tax rate is 7.5%.

(b)
In November 2021, an amendment to the Law of Encouragement of Capital Investment was enacted (the "2021 Amendment"). According to the 2021 Amendment, any future dividend distributed by an entity with tax exempt retained earnings will be deemed to be distributed proportionately from such tax exempt retained earnings. As part of the 2021 Amendment, the Israeli Tax Authorities enacted a temporary rule which reduces the tax rate applicable to the distribution of such tax exempt retained earnings.

During the fourth quarter of 2021, the Company entered into a tax assessment with the Israeli Tax Authorities for the years 2017-2020. During the tax assessment, the Company reevaluated certain tax positions, due to the 2021 Amendment and the interactions with the tax authorities. As of December 31, 2021, the Company measured the possible negotiation settlement outcomes regarding its tax positions and concluded that it is the largest amount of tax benefit that is greater than 50 percent likely of being realized that it will incur tax expenses. The Company recognized a provision for these tax expenses at the expected rate which corresponds with the reduced tax rate of the temporary rule mentioned above.

The Company’s Statement of Income for the year ended December 31, 2021 included income tax on earnings of previous years of $5,315. The settlement of the tax assessment finalized in February 2022 will allow the Company to distribute dividends from these earnings in the future with no additional corporate tax liability.

C.	Details regarding the tax environment of the Non-Israeli companies

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence under local tax laws and regulations. The tax rates range from 16.5-30%.

D.	Composition of income before income taxes and income tax expense

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Income before income taxes:
Israel	84,186	82,933	67,643
Non-Israeli	3,444	5,255	4,285

	87,630	88,188	71,928

Income tax expense:
Current:
Israel	8,054	6,973	(*) 9,930
Non-Israeli	2,198	2,043	1,603
	10,252	9,016	11,533
Deferred tax (benefit) expense:
Israel	109	(2)	714
Non-Israeli	(1,363)	(775)	(596)
	(1,254)	(777)	118

	8,998	8,239	11,651

(*) see Note 20B(b)

In addition, $611 of income tax expense was allocated to the gains and losses on intra-entity foreign currency transactions that are of a long-term investment nature component of other comprehensive income.

E.	Reconciliation of income tax expense at the statutory rate to actual income tax expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory income tax rate applicable to Israeli companies, the standard income tax rate of our country of tax residence, and the actual income tax expense:

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Income before income taxes	87,630	88,188	71,928

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	20,154	20,283	16,543

Increase (decrease) in income tax expense resulting from:

Income tax on earnings of previous years- see Note 20B(b)	-	-	5,306

Non-deductible expenses (*)	651	358	285

Income tax rate differential	(12,417)	(12,702)	(10,715)

Other	610	300	232

Actual income tax expense	8,998	8,239	11,651

(*)         Including non-deductible share-based compensation and FRT transaction expenses.
(**)     The Company has elected, as from the 2021 tax year, to measure its results for tax purposes on the basis of the changes in the exchange rate of the Dollar. The Company must continue to be taxed on this basis for at least three years.

F.	Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	2,186	1,598
Accrued expenses	647	638
Net operating loss and tax credit carryforwards	-	35
Operating lease obligations	442	344
Other temporary differences	762	589

Total deferred tax assets	4,037	3,204

Deferred tax liabilities:
Property, plant and equipment	(938)	(795)
Inventories (*)	(1,430)	-
Intangible assets (*)	(4,885)	-
Right of use assets	(442)	(344)
Undistributed earnings	(1,241)	(1,061)
Total deferred tax liabilities	(8,936)	(2,200)

Net deferred tax assets (liabilities)	(4,899)	1,004
(*) Related to FRT acquisition

The deferred tax assets and liabilities were presented on the consolidated balance sheet as below:

	December 31,
	2023	2022
	U.S. Dollars (in thousands)

Deferred tax asset, net	2,642	1,004
Deferred tax liabilities, net	(7,541)	-

Net deferred tax assets (liabilities)	(4,899)	1,004

Deferred tax assets are recognized for the anticipated tax benefits associated with operating loss carryforwards, tax credit carryforwards and deductible temporary differences. If it is more likely than not that some or all of the deferred tax assets will not be realized, the deferred tax credits are reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2023 and 2022 the Company had no valuation allowance.

G.	Accounting for uncertainty in income taxes

For the years ended December 31, 2022 and 2021 (see also note 20B(b)), the Company did not have any significant unrecognized tax benefits. For the year ended December 31, 2023, the Company recorded an unrecognized tax benefit of $1,718 as result of a tax position taken during the current period. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

As of December 31, 2023, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

The Company accounts for interest and penalties related to income taxes as a component of income tax expense. For the years ended December 31, 2023, 2022 and 2021, no interest and penalties related to income taxes have been accrued.

H.	Tax assessments

The Company files its income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Germany, Hong Kong, and United States of America. The Israeli tax return of Camtek is open to examination by the Israeli Tax Authorities for the tax year 2022 and 2023, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning 1999 in Belgium, 2018 in Germany, 2016 in Hong Kong and 2019 in the United States of America.